Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Accounts Receivable and Contract Assets

 Accounts receivable and contract assets, net is analyzed as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Accounts receivable	189,056	95,057
Contract assets (See Note 2(r))	1,050,124	821,742
Allowance for credit loss	(907)	(2,291)
Accounts receivable and contract assets, net	1,238,273	914,508

Schedule of Allowance for Expected Credit Losses

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:

	As of June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	(6,892)	(907)
Current period provision of expected credit losses	(907)	(1,384)
Write-offs	6,892	-
Balance at the end of the year	(907)	(2,291)

Schedule of Estimated Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	3-10	0%-3%
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives	0%

Schedule of Depreciation Expense

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of operations and comprehensive loss:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Operating costs	-	-	48
Selling expenses	3,026	1,242	1,841
General and administrative expenses	519	5,311	7,523
Depreciation expense	3,545	6,553	9,412

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful lives for the Group’s intangible assets are as follows:

Estimated useful life (Years)
Software and operating system	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Insurance brokerage licenses	20
Trade names	5

Schedule of Revenue from Contracts with Customers Disaggregated by Service Lines

The following tables show, by timing of revenue recognition, revenue from contracts with customers disaggregated by service lines for the years ended June 30, 2023, 2024 and 2025:

	Year Ended June 30, 2023
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Wealth management and others	51,358	63,082	114,440
Total net revenues	51,358	63,082	114,440

	Year Ended June 30, 2024
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Agency	890,453	9,793	900,246
Life insurance business	827,803	-	827,803
Non-life insurance business	62,650	9,793	72,443
Wealth management and others	22,787	40,179	62,966
Total net revenues	913,240	49,972	963,212

	Year Ended June 30, 2025
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Agency	716,189	11,349	727,538
Life insurance business	625,099	-	625,099
Non-life insurance business	91,090	11,349	102,439
Wealth management and others	19,880	33,798	53,678
Total net revenues	736,069	45,147	781,216

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis	As of June 30, 2024 and 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.
		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	570,216	-	570,216	-
Investments – equity security recorded within other current assets	13,776	13,776	-	-
Contingent consideration	22,267	-	-	22,267

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	548,101	6,061	542,040	-
Investments – equity security recorded within other current assets and other non-current assets	236,866	47	-	236,819
Contingent consideration	-	-	-	-

Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Statements of Operations and Comprehensive Loss

The following table summarizes the effect of the revisions on the affected line items within the consolidated statements of operations and comprehensive loss related to classification error for commission:

	Year Ended June 30, 2023
	As reported	Adjustment	As corrected
Operating costs and expenses:
Cost of sales	(16,136)	(4,149)	(20,285)
Selling expenses	(64,709)	4,149	(60,560)
Total operating costs and expenses	(173,244)	-	(173,244)
Loss from operations	(58,804)	-	(58,804)
Net loss and net loss attributable to shareholders	(43,577)	-	(43,577)

Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Statements of Cash Flows

 The following table summarizes the effect of the revisions on the affected line items within the consolidated statements of cash flows related to funds it held temporarily for the investors:

	Year Ended June 30, 2023
	As reported	Adjustment	As corrected
Cash flows from operating activities:
Change in investors’ deposit	(110,538)	110,538	-
Net cash used in operating activities	(135,901)	110,538	(25,363)
Net decrease in cash and cash equivalents, and restricted cash	(140,887)	110,538	(30,349)
Cash and cash equivalents, and restricted cash at beginning of year	313,055	(118,796)	194,259
Cash and cash equivalents, and restricted cash at end of year	172,728	(8,258)	164,470